15. EARNINGS (LOSS) PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Loss Per Share
15. EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per share:

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Numerator:
Net income (loss)	$6,172,578	$(11,540,729)	$9,575,304	$(22,799,765)
Preferred stock deemed dividend	—	—	—	(5,227,247)
Numerator for basic income (loss) per share	6,172,578	(11,540,729)	9,575,304	(28,027,012)
Change in fair value of Warrants “J” and “K” (note 11)	(1,396,094)	—	(7,685,607)	—
Change in fair value of Put rights	(200,000)	—	—	—
Numerator for diluted income (loss) per share	$4,576,484	$(11,540,729)	$1,889,697	$(28,027,012)
Denominator:
Denominator for basic EPS — weighted–average shares	9,336,826	5,337,108	8,640,543	3,801,626
Effect of dilutive securities:
Warrants	3,704	—	501,918	—
Employee nonvested stock awards	25,556	—	8,612	—
Shares issuable in January 2018 in connection with the 42West acquisition (Note 4)	980,911	—	328,767	—
Put rights in connection with the 42West acquisition (Note 4)	35,821	—	—	—
Denominator for diluted EPS — adjusted weighted-average shares assuming exercise of warrants	10,382,818	5,337,108	9,479,840	3,801,626
Basic income (loss) per share	$0.66	$(2.16)	$1.11	$(7.37)
Diluted Income (loss) per share	$0.44	$(2.16)	$0.20	$(7.37)

Basic income (loss) per share is computed by dividing income or loss attributable to the shareholders of Common Stock (the numerator) by the weighted-average number of shares of Common Stock outstanding (the denominator) for the period. The denominator for diluted income per share assumes that any instruments convertible into Common Stock such as warrants, convertible securities, and any other Common Stock equivalents, if dilutive, were exercised and included outstanding shares during the period. In periods of losses, diluted loss per share is computed on the same basis as basic loss per share, as the inclusion of any other potential shares outstanding would be anti-dilutive.

The denominator for calculating diluted income per share for the three and nine months ended September 30, 2017 assumes that dilutive warrants were exercised at the beginning of the period and that nonvested stock granted to employees had been included in outstanding shares since the beginning of the period, or the grant date if later. The denominator for diluted income per share for the three and nine months ended September 30, 2017 assumes that the shares issuable in January 2018 in connection with the 42West acquisition had been outstanding since the beginning of the periods, and for the three months ended September 30, 2017 the denominator assumes that dilutive put rights issued to the Sellers in connection with the 42West acquisition had been settled by the Company at the beginning of the period.

For warrants that are carried as liabilities at fair value, when exercise is assumed in the denominator for diluted earnings per share, the related change in the fair value of the warrants recognized in the consolidated statements of operations for the period, is added back or subtracted from net income during the period. For the three and nine months ended September 30, 2017, dilutive warrant shares outstanding were assumed to have been exercised and included in the denominator for diluted loss per share, and the related gains recorded in the condensed consolidated statements of operations due to recording the decrease in fair value of the warrant liabilities during the three- and nine-month periods was subtracted from net income to arrive at the numerator for basic and diluted income (loss) per share.

In periods when the put rights are assumed to have been settled at the beginning of the period in calculating the denominator for diluted income per share, the related change in the fair value of put right liability recognized in the consolidated statements of operations for the period, is added back or subtracted from net income during the period. The denominator for calculating diluted income per share for the three months ended September 30, 2016 assumes the put rights had been settled at the beginning of the period, and therefore, the related income due to the decrease in the fair value of the put right liability during the three months ended September 30, 2017 is subtracted from net income. The put rights were not assumed to have been settled during the nine months ended September 30, 2017, as the effect on diluted income per share would have been antidilutive.

For the three and nine months ended September 30, 2017, the Common Stock that is issuable in January 2018 in connection with the 42West Acquisition was assumed to have been issued during the period in arriving at the denominator for diluted loss per share.

Due to the net losses reported for the three and nine months ended September 30, 2016, common equivalent shares such as warrants were excluded from the computation of diluted loss per share, as inclusion would be anti-dilutive for the periods presented.

For the nine months ended September 30, 2016, the Company reflected the preferred stock deemed dividend of $5,227,247 (note 15) related to exchange of Series A for Series B Preferred Stock in the numerator for calculating basic and diluted loss per share, as the loss for holders of Common Stock would be increased by that amount. Due to the net losses reported, dilutive common equivalent shares were excluded from the computation of diluted loss per share.

Net loss per share is computed by dividing income available to holders of Common Stock (the numerator) by the weighted-average number of Common Stock outstanding (the denominator) for the period. Diluted earnings per share assumes that any dilutive convertible securities outstanding were converted, with related preferred stock dilution requirements and outstanding Common Stock adjusted accordingly. In periods of losses, diluted loss per share is computed on the same basis as basic loss per share as the inclusion of any other potential shares outstanding would be anti-dilutive. The Company included the preferred stock dividend of $5,227,247 in the calculation of loss per share for the year ended December 31, 2016, as the loss for holders of Common Stock would be increased by that amount. Due to the net losses reported the following were excluded from the computation of diluted loss per share (i) dilutive common equivalent shares as of December 31, 2015, (ii) 2,945,000 and 525,000 of warrants as of December 31, 2016 and 2015, respectively and (iii) convertible debt as of December 31, 2015. These were excluded from the computation of diluted loss per share, as inclusion would be anti-dilutive for the periods presented.